INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 SFL West Polaris [Member]	Jun. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Jun. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Jun. 30, 2012 Rig Finance II [Member]	Jun. 30, 2011 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2007 Rig Finance II [Member]	Jun. 30, 2012 Bluelot Shipping Company [Member]	Jun. 30, 2011 Bluelot Shipping Company [Member]	Dec. 31, 2011 Bluelot Shipping Company [Member]	Jun. 30, 2012 SFL Corte Real [Member]	Jun. 30, 2011 SFL Corte Real [Member]	Dec. 31, 2011 SFL Corte Real [Member]	Jun. 30, 2012 Total [Member]	Dec. 31, 2011 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%		0.00%	0.00%	0.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Term loan facility, amount outstanding	$ 1,899,283,000		$ 1,910,464,000				$ 431,100,000				$ 880,800,000
Term loan facility, principal amount							700,000,000				1,400,000,000					170,000,000
Term loan facility, amount guaranteed							70,000,000				200,000,000					20,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method								2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis								2
Call option price relating to vessel sold															133,100,000
Gain on sale of investment in associated company	0	4,064,000	4,064,000									4,064,000
Summarized balance sheet information [Abstract]
Current assets				69,915,000		86,641,000		139,727,000		135,876,000		0		0			2,856,000		1,751,000	2,809,000		1,690,000	215,307,000	225,958,000
Non-current assets				510,688,000		535,967,000		1,063,144,000		1,127,563,000		0		0			0		0	0		0	1,573,832,000	1,663,530,000
Total current assets	244,465,000		192,763,000	580,603,000		622,608,000		1,202,871,000		1,263,439,000		0		0			2,856,000		1,751,000	2,809,000		1,690,000	1,789,139,000	1,889,488,000
Current liabilities				60,550,000		77,282,000		125,995,000		124,049,000		0		0			0		20,000	0		4,000	186,545,000	201,355,000
Non-current liabilities				455,451,000		494,224,000		943,555,000		1,024,071,000		0		0			0		0	0		0	1,399,006,000	1,518,295,000
Total liabilities	2,036,629,000		2,039,037,000	516,001,000		571,506,000		1,069,550,000		1,148,120,000		0		0			0		20,000	0		4,000	1,585,551,000	1,719,650,000
Total stockholders' equity	907,461,000	857,885,000	857,091,000	64,602,000		51,102,000		133,321		115,319,000		0		0			2,856,000		1,731,000	2,809,000		1,686,000	203,588,000	169,838,000
Statement of operations information [Abstract]
Operating revenues	76,382,000	76,639,000	155,514,000	21,187,000	24,074,000	46,771,000		35,614,000	39,387,000	76,586,000		0	3,550,000	3,550,000			9,772,000	5,005,000	14,499,000	9,809,000	4,623,000	14,108,000
Net operating revenues	59,042,000	68,121,000	130,311,000	21,185,000	24,072,000	46,767,000		35,608,000	39,385,000	76,583,000		0	3,545,000	3,544,000			1,125,000	583,000	1,731,000	1,124,000	536,000	1,686,000
Net income	22,660,000	27,345,000	50,902,000	5,767,000	6,744,000	12,806,000		14,645,000	16,667,000	31,861,000		0	2,815,000	2,818,000			1,125,000	583,000	1,731,000	1,123,000	536,000	1,686,000
Container vessel on a bareboat charter basis (in TEU)	13,800
Cost of vessel leased	171,000,000
Investment loan to finance vessel	25,000,000
Term of lease (in years)	15
Purchase price of vessel-owning entity pursuant to options of lessee	2,600,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties	$ 60,000,000